Vessels, net, Vessel Disposal (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 08, 2024	Sep. 05, 2023	Sep. 01, 2023	Jun. 15, 2023	May 18, 2023	May 12, 2023	Apr. 28, 2023
Vessel Disposals [Abstract]
Gain on sale of vessels					$ 0	$ 8,226,258	$ 0
M/T Wonder Formosa [Member]
Vessel Disposals [Abstract]
Sales price										$ 18,000,000
Gain on sale of vessels		$ 8,200,000
M/T Wonder Avior [Member]
Vessel Disposals [Abstract]
Sales price														$ 30,100,000
Gain on sale of vessels			$ 17,600,000
M/T Wonder Bellatrix [Member]
Vessel Disposals [Abstract]
Sales price													$ 37,000,000
Gain on sale of vessels				$ 19,300,000
M/T Wonder Polaris [Member]
Vessel Disposals [Abstract]
Sales price												$ 34,500,000
Gain on sale of vessels				$ 21,300,000
M/T Wonder Musica [Member]
Vessel Disposals [Abstract]
Sales price											$ 28,000,000
Gain on sale of vessels			$ 16,100,000
M/T Wonder Vega [Member]
Vessel Disposals [Abstract]
Sales price									$ 31,500,000
Gain on sale of vessels		$ 16,500,000
M/T Wonder Sirius [Member]
Vessel Disposals [Abstract]
Sales price								$ 33,800,000
Gain on sale of vessels	$ 19,600,000